Share-based compensation plan - Restricted shares plan (Details)	6 Months Ended
Jun. 30, 2024 shares R$ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Transferred to Benefits	114,244
Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during of the period	3,148,670,000
Gran Date January 2 , 2022 | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 53.81
Granted during of the period	115,754,000
Gran Date January 2, 2023 | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 52.00
Granted during of the period	103,482,000
Gran Date January 2, 2023 I | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 49.58
Granted during of the period	165,052,000
Gran Date January 2, 2024 | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 53.63
Granted during of the period	115,034,000
Gran Date January 2, 2024 I | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 52.91
Granted during of the period	164,808,000
Gran Date April 25, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 52.89
Gran Date April 25, 2024 | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during of the period	337,465,000
Gran Date April 25, 2024 I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 52.89
Gran Date April 25, 2024 I | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during of the period	220,540,000
Gran Date April 25, 2024 II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 52.89
Gran Date April 25, 2024 II | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during of the period	56,535,000
Gran Date May 13, 2024 | Restricted Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | R$ / shares	R$ 57.15
Granted during of the period	1,870,000,000